Document and Entity Information Document	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	FEI CO
Trading Symbol	FEIC
Entity Central Index Key	0000914329
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes

Segment and Geographic Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
21. SEGMENT AND GEOGRAPHIC INFORMATION - RESTATED
Beginning in the first quarter of 2013, we began reporting our segments based on the group structure, consisting of an Industry Group and a Science Group. The Industry Group includes the Electronics and natural resources businesses. The Science Group includes the Company's Materials Science and Life Sciences businesses. Both of the new groups include the revenue and costs associated with service provided to the customers in their respective groups. Prior period information has been restated to conform to the current period presentation.
Segment Information
Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance. Our chief operating decision maker is our Chief Executive Officer.
We report our segments based on a group structure organization. Our segments are Industry and Science.
The following tables summarize various financial amounts for each of our business segments (in thousands):

	Year Ended December 31,
	2012	2011	2010
Sales to External Customers:
Industry	$433,424	$376,533	$314,574
Science	458,314	449,893	319,648
Total	$891,738	$826,426	$634,222
Gross Profit:
Industry	$220,267	$185,156	$147,442
Science	195,363	182,210	121,822
Total	$415,630	$367,366	$269,264

	December 31, 2012	December 31, 2011
Goodwill:
Industry	$53,572	$28,961
Science	77,748	29,092
Total	$131,320	$58,053
Total Assets:
Industry	$293,115	$235,799
Science	401,795	292,108
Corporate and Eliminations	539,313	562,002
Total	$1,234,223	$1,089,909

Market segment disclosures are presented to the gross profit level as this is the primary performance measure for which the segment general managers are responsible. Selling, general and administrative, research and development and other operating expenses are managed and reported at the corporate level and, given allocation to the market segments would be arbitrary, have not been allocated to the market segments. See our Consolidated Statements of Operations for reconciliations from gross profit to income before income taxes. These reconciling items are not included in the measure of profit and loss for each reportable segment.
None of our customers represented 10% or more of our total sales during 2012, 2011 or 2010.
Geographical Information
A significant portion of our net sales has been derived from customers outside of the U.S., which we expect to continue. We evaluate geographical performance for three regions: U.S. and Canada, Europe and the Asia-Pacific Region and Rest of World. Our European region also includes Central America, South America, Africa (excluding South Africa), the Middle East and Russia.
The following table summarizes sales by geographic region (in thousands):

	Year Ended December 31,
	2012			2011			2010
	Product Sales	Service Sales	Total	Product Sales	Service Sales	Total	Product Sales	Service Sales	Total
U.S. and Canada	$200,778	$90,942	$291,720	$179,126	$78,118	$257,244	$131,283	$72,719	$204,002
Europe	185,598	59,124	244,722	206,994	54,319	261,313	160,927	46,467	207,394
Asia-Pacific Region and Rest of World	305,120	50,176	355,296	268,479	39,390	307,869	187,570	35,256	222,826
Consolidated net sales	$691,496	$200,242	$891,738	$654,599	$171,827	$826,426	$479,780	$154,442	$634,222

Our long-lived assets were geographically located as follows (in thousands):

	December 31, 2012	December 31, 2011
United States	$74,319	$49,284
The Netherlands	32,679	21,674
Other	58,277	23,825
Total	$165,275	$94,783

Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Sales to External Customers and Gross Profit by Segment
The following tables summarize various financial amounts for each of our business segments (in thousands):

	Year Ended December 31,
	2012	2011	2010
Sales to External Customers:
Industry	$433,424	$376,533	$314,574
Science	458,314	449,893	319,648
Total	$891,738	$826,426	$634,222
Gross Profit:
Industry	$220,267	$185,156	$147,442
Science	195,363	182,210	121,822
Total	$415,630	$367,366	$269,264

Schedule of Goodwill and Assets by Segment

	December 31, 2012	December 31, 2011
Goodwill:
Industry	$53,572	$28,961
Science	77,748	29,092
Total	$131,320	$58,053
Total Assets:
Industry	$293,115	$235,799
Science	401,795	292,108
Corporate and Eliminations	539,313	562,002
Total	$1,234,223	$1,089,909

Schedule of Sales by Geographic Region
The following table summarizes sales by geographic region (in thousands):

	Year Ended December 31,
	2012			2011			2010
	Product Sales	Service Sales	Total	Product Sales	Service Sales	Total	Product Sales	Service Sales	Total
U.S. and Canada	$200,778	$90,942	$291,720	$179,126	$78,118	$257,244	$131,283	$72,719	$204,002
Europe	185,598	59,124	244,722	206,994	54,319	261,313	160,927	46,467	207,394
Asia-Pacific Region and Rest of World	305,120	50,176	355,296	268,479	39,390	307,869	187,570	35,256	222,826
Consolidated net sales	$691,496	$200,242	$891,738	$654,599	$171,827	$826,426	$479,780	$154,442	$634,222

Geographic Schedule of Long-Lived Assets
Our long-lived assets were geographically located as follows (in thousands):

	December 31, 2012	December 31, 2011
United States	$74,319	$49,284
The Netherlands	32,679	21,674
Other	58,277	23,825
Total	$165,275	$94,783

Segment and Geographic Information - Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Sales to external customers	$ 891,738	$ 826,426	$ 634,222
Gross profit	415,630	367,366	269,264
Number of customers representing more than 10% of revenue	0	0	0
Industry [Member]
Segment Reporting Information [Line Items]
Sales to external customers	433,424	376,533	314,574
Gross profit	220,267	185,156	147,442
Science [Member]
Segment Reporting Information [Line Items]
Sales to external customers	458,314	449,893	319,648
Gross profit	$ 195,363	$ 182,210	$ 121,822

Segment and Geographic Information - Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment and Geographical Information [Line Items]
Goodwill	$ 131,320	$ 58,053
Total Assets	1,234,223	1,089,909
Long-Lived Assets	165,275	94,783
United States [Member]
Segment and Geographical Information [Line Items]
Long-Lived Assets	74,319	49,284
The Netherlands [Member]
Segment and Geographical Information [Line Items]
Long-Lived Assets	32,679	21,674
Other Geographical Regions [Member]
Segment and Geographical Information [Line Items]
Long-Lived Assets	58,277	23,825
Industry [Member]
Segment and Geographical Information [Line Items]
Goodwill	53,572	28,961
Total Assets	293,115	235,799
Science [Member]
Segment and Geographical Information [Line Items]
Goodwill	77,748	29,092
Total Assets	401,795	292,108
Corporate Elimination [Member]
Segment and Geographical Information [Line Items]
Total Assets	$ 539,313	$ 562,002

Segment and Geographic Information - Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Product sales	$ 691,496	$ 654,599	$ 479,780
Service sales	200,242	171,827	154,442
Total sales	891,738	826,426	634,222
U.S. and Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Product sales	200,778	179,126	131,283
Service sales	90,942	78,118	72,719
Total sales	291,720	257,244	204,002
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Product sales	185,598	206,994	160,927
Service sales	59,124	54,319	46,467
Total sales	244,722	261,313	207,394
Asia Pacific Region and Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Product sales	305,120	268,479	187,570
Service sales	50,176	39,390	35,256
Total sales	$ 355,296	$ 307,869	$ 222,826